Trade receivables - Summary of Carrying Amounts By Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 100,955	$ 105,519
EUR
Current Trade Receivables [Line Items]
Carrying amounts, by currency	26,692	32,394
CNY
Current Trade Receivables [Line Items]
Carrying amounts, by currency	17,372	20,871
USD
Current Trade Receivables [Line Items]
Carrying amounts, by currency	23,192	24,877
GBP
Current Trade Receivables [Line Items]
Carrying amounts, by currency	22,004	18,541
SEK
Current Trade Receivables [Line Items]
Carrying amounts, by currency	3,377	3,979
HKD
Current Trade Receivables [Line Items]
Carrying amounts, by currency	3,667	2,288
SGD
Current Trade Receivables [Line Items]
Carrying amounts, by currency	1,525
Other
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 3,126	$ 2,569